OTHER OPERATING INCOME (EXPENSES), NET - Footnote (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income (expenses), net [Abstract]
Recovery of provision related to the ICMS action of unconstitutionality	$ 0	$ 380,075,000	$ 0
Reversal of the asset in connection with the ICMS provision	0	$ 194,065,000	$ 0
Recovery of tax credits	$ 27,200,000